Consolidated Statements of Changes in Redeemable Noncontrolling Interest and Stockholders' Equity /Member's Interest - USD ($) $ in Thousands	Total	Member's Equity [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss (AOCI) [Member]	Noncontrolling Interest [Member]	Total Member's Interest [Member]	Redeemable Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2011		$ 482,707	$ (40,932)	$ (6,577)	$ 1,174	$ 436,372
Beginning Balance at Dec. 31, 2011							$ 21,300
Accretion/ redemption value adjustment			(657)			(657)	657
Net (loss) income	$ (50,577)		(52,496)		(69)	(52,565)	1,988
Other comprehensive income	(3,648)			(2,553)		(2,553)	(1,095)
Share-based compensation		2,533				2,533
Repurchase of member's interest		(656)				(656)
Payment of dividends					(46)	(46)
Ending Balance at Dec. 29, 2012							22,850
Ending Balance at Dec. 29, 2012		484,584	(94,085)	(9,130)	1,059	382,428
Accretion/ redemption value adjustment			2,365			2,365	(2,365)
Net (loss) income	(103,679)		(106,791)		152	(106,639)	2,960
Other comprehensive income	4,407			3,085		3,085	1,322
Share-based compensation		2,315				2,315
Repurchase of member's interest		(3)				(3)
Ending Balance at Dec. 28, 2013	24,767						24,767
Ending Balance at Dec. 28, 2013	283,551	486,896	(198,511)	(6,045)	1,211	283,551
Contributed capital		24,350				24,350
Accretion/ redemption value adjustment			(6,211)			(6,211)	6,211
Net (loss) income	(10,750)		(11,424)		77	(11,347)	597
Other comprehensive income	(946)			(1,191)		(1,191)	245
Share-based compensation		3,732	(1,982)			1,750
Repurchase of member's interest		(88)				(88)
Ending Balance at Sep. 27, 2014							31,820
Ending Balance at Sep. 27, 2014		514,890	(218,128)	(7,236)	1,288	290,814
Beginning Balance at Dec. 28, 2013	283,551	486,896	(198,511)	(6,045)	1,211	283,551
Beginning Balance at Dec. 28, 2013	24,767						24,767
Contributed capital		27,617				27,617
Accretion/ redemption value adjustment			(8,145)			(8,145)	8,145
Net (loss) income	(6,282)		(8,777)		87	(8,690)	2,408
Other comprehensive income	(11,081)			(9,501)		(9,501)	(1,580)
Share-based compensation		4,222	(1,983)			2,239
Repurchase of member's interest		(88)				(88)
Ending Balance at Dec. 27, 2014	33,740						33,740
Ending Balance at Dec. 27, 2014	286,983	518,647	(217,416)	(15,546)	1,298	286,983
Beginning Balance at Sep. 27, 2014		514,890	(218,128)	(7,236)	1,288	290,814
Beginning Balance at Sep. 27, 2014							31,820
Net (loss) income	4,468
Ending Balance at Dec. 27, 2014	33,740						33,740
Ending Balance at Dec. 27, 2014	286,983	518,647	(217,416)	(15,546)	1,298	286,983
Contributed capital		542,479				542,479
Accretion/ redemption value adjustment			(32,252)			(32,252)	(31,850)
Net (loss) income	(45,350)		(43,433)		(27)	(43,460)	$ (1,890)
Other comprehensive income	(12,541)			(12,541)		(12,541)
Distributions		(39,952)				(39,952)
Share-based compensation		18,589				18,589
Ending Balance at Sep. 26, 2015	$ 719,846	$ 1,039,763	$ (293,101)	$ (28,087)	$ 1,271	$ 719,846